Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues:
Hotel reservations	$ 71,160,420	447,876,567	346,448,868	256,830,079
Air ticketing	19,875,535	125,094,628	123,092,052	96,035,495
Other	8,266,372	52,027,719	42,477,663	26,666,458
Total revenues	99,302,327	624,998,914	512,018,583	379,532,032
Business tax and surcharges	6,168,184	38,821,932	30,101,947	21,638,510
Net revenues	93,134,143	586,176,982	481,916,636	357,893,522
Cost of services	24,605,444	154,864,206	136,889,793	106,934,784
Gross profit	68,528,699	431,312,776	345,026,843	250,958,738
Operating expenses:
Service development	15,427,132	97,096,821	80,045,838	58,121,508
Sales and marketing	36,693,467	230,945,011	167,322,622	133,195,446
General and administrative	8,458,843	53,239,111	49,944,996	47,670,045
Amortization of intangible assets	86,941	547,200	642,453	653,439
Charges related to property and equipment	24,216	152,412	0	71,635
Income from operations	7,838,100	49,332,221	47,070,934	11,246,665
Other income (expenses):
Interest income	4,075,114	25,648,357	6,791,885	12,880,473
Foreign exchange losses	(3,098,659)	(19,502,653)	(25,933,051)	(431,856)
Other expenses, net	(767,490)	(4,830,506)	(409,195)	(11,608)
Total other income (expenses), net	208,965	1,315,198	(19,550,361)	12,437,009
Income before income tax expense	8,047,065	50,647,419	27,520,573	23,683,674
Income tax expense	1,707,327	10,745,748	6,892,165	3,780,585
Equity in net loss of affiliates	100,313	631,352	0	0
Net income	$ 6,239,425	39,270,319	20,628,408	19,903,089
Basic net income per share	$ 0.10	0.65	0.43	0.42
Diluted net income per share	$ 0.10	0.63	0.40	0.40